CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Jun. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Current assets
Cash	$ 84,904	$ 994,830
Prepayment	3,500,000	3,815
Total Current Assets	3,584,904	998,645
Deposit	3,815	3,815
Total Assets	3,588,719	1,002,460
Liabilities and Equity
Accounts Payable	11,446
Other payable		300,000
Due to related party		22,517
Due to shareholder		46,586
Short term loan	2,050,000
Total Liabilities	2,061,446	369,103
Commitments and Contingencies
Stockholders'equity
Common Stock	209,353	3,114
Additional paid-in capital	1,987,127	1,295,845
Subscription receivable		(350,000)
Retained earnings-beginning	(315,602)
Retained earnings	(353,605)	(315,602)
Total equity	1,527,273	633,357	$ 31,359
Total liabilities and equity	$ 3,588,719	1,002,460
Metu Brands, Inc [Member]
Current assets
Cash		3,360	0
Inventory		274	795
Total Current Assets		3,634	795
Property, plant and equipment, net		0	0
Intangible assets, net		64,594	64,594
Total Assets		68,228	65,389
Liabilities and Equity
Accrued expenses		23,150	18,030
Note payable		7,000	7,000
Related party note payable		9,000	9,000
Total Liabilities		39,150	34,030
Commitments and Contingencies
Stockholders'equity
Common Stock		60,011	11
Additional paid-in capital		24,582	54,582
Retained earnings		(55,516)	(23,235)
Total equity		29,078	31,359
Total liabilities and equity		68,228	65,389
Metu Brands, Inc [Member] | Convertible Preferred Stock [Member]
Stockholders'equity
Preferred stock		$ 1	$ 1